Taxation - Schedule of Reconciliation of United States Statutory Income Tax Rate to Effective Income Tax Rate (Detail)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal income tax expense		21.00%	0.00%	0.00%	0.00%
State taxes, net of federal benefit		1.60%	0.00%	0.00%	0.00%
Income attributable to noncontrolling interest		(8.60%)	(0.00%)	(0.00%)	(0.00%)
Excess tax benefit related to share-based compensation		0.50%	0.00%	0.00%	0.00%
Other		(0.80%)	0.00%	0.00%	0.00%
Total deferred benefit	15.10%	13.70%	0.00%	0.00%	0.00%